Schedule III - Real Estate Assets and Accumulated Depreciation - 3 (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 726,262
Land	796,835
Buildings and Improvements	2,172,782
Total Adjustment to Basis	(439,306)
Gross Amount at Which Carried At December 31, 2019	2,530,311	$ 4,444,041	$ 4,564,592	$ 4,370,629
Accumulated Depreciation	243,122	$ 385,245	$ 334,476	$ 245,425
East Manchester Village Center: | Manchester, PA
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	8,300
Land	2,517
Buildings and Improvements	12,672
Total Adjustment to Basis	233
Gross Amount at Which Carried At December 31, 2019	15,422
Accumulated Depreciation	2,117
East West Commons: | Austell, GA
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	13,000
Land	10,094
Buildings and Improvements	16,034
Total Adjustment to Basis	3,943
Gross Amount at Which Carried At December 31, 2019	30,071
Accumulated Depreciation	2,822
Evergreen Marketplace: | Evergreen Park, IL
Real Estate and Accumulated Depreciation [Line Items]
Land	2,823
Buildings and Improvements	6,239
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	9,062
Accumulated Depreciation	1,283
Family Dollar: | Adelanto, GA
Real Estate and Accumulated Depreciation [Line Items]
Land	463
Buildings and Improvements	1,711
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,174
Accumulated Depreciation	230
Family Dollar: | Bessemer, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	201
Buildings and Improvements	1,043
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,244
Accumulated Depreciation	168
Family Dollar: | Birmingham, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	500
Buildings and Improvements	831
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,331
Accumulated Depreciation	136
Family Dollar: | Brooksville, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	206
Buildings and Improvements	791
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	997
Accumulated Depreciation	129
Family Dollar: | Cathedral City, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	658
Buildings and Improvements	1,908
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,566
Accumulated Depreciation	265
Family Dollar: | Cheyenne, WY
Real Estate and Accumulated Depreciation [Line Items]
Land	148
Buildings and Improvements	986
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,134
Accumulated Depreciation	150
Family Dollar: | Coachella, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	450
Buildings and Improvements	1,634
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,084
Accumulated Depreciation	251
Family Dollar: | Empire, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	239
Buildings and Improvements	1,527
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,766
Accumulated Depreciation	221
Family Dollar: | Ft. Lauderdale, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	443
Buildings and Improvements	1,361
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,804
Accumulated Depreciation	210
Family Dollar: | Fresno, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	488
Buildings and Improvements	1,553
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,041
Accumulated Depreciation	241
Family Dollar: | Holtville, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	317
Buildings and Improvements	1,609
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,926
Accumulated Depreciation	247
Family Dollar: | Indio, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	393
Buildings and Improvements	1,636
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,029
Accumulated Depreciation	236
Family Dollar: | Irvington, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	217
Buildings and Improvements	814
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,031
Accumulated Depreciation	135
Family Dollar: | Jay, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	190
Buildings and Improvements	1,002
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,192
Accumulated Depreciation	167
Family Dollar: | Jonesboro, GA
Real Estate and Accumulated Depreciation [Line Items]
Land	297
Buildings and Improvements	1,098
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,395
Accumulated Depreciation	173
Family Dollar: | Kissimmee, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	622
Buildings and Improvements	1,226
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,848
Accumulated Depreciation	178
Family Dollar: | LaBelle, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	268
Buildings and Improvements	1,037
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,305
Accumulated Depreciation	170
Family Dollar: | Lake Elsinor, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	417
Buildings and Improvements	1,682
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,099
Accumulated Depreciation	254
Family Dollar: | Lakeland, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	353
Buildings and Improvements	937
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,290
Accumulated Depreciation	141
Family Dollar: | Little Rock, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	499
Buildings and Improvements	1,730
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,229
Accumulated Depreciation	221
Family Dollar: | Melbourne, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	362
Buildings and Improvements	883
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,245
Accumulated Depreciation	139
Family Dollar: | Oshkosh, WI
Real Estate and Accumulated Depreciation [Line Items]
Land	361
Buildings and Improvements	815
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,176
Accumulated Depreciation	129
Family Dollar: | Palmdale, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	372
Buildings and Improvements	1,822
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,194
Accumulated Depreciation	227
Family Dollar: | Pensacola, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	509
Buildings and Improvements	791
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,300
Accumulated Depreciation	125
Family Dollar: | Pine Lake, GA
Real Estate and Accumulated Depreciation [Line Items]
Land	639
Buildings and Improvements	897
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,536
Accumulated Depreciation	132
Family Dollar: | Riverside, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	736
Buildings and Improvements	1,558
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,294
Accumulated Depreciation	233
Family Dollar: | San Jacinto, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	430
Buildings and Improvements	1,682
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,112
Accumulated Depreciation	239
Family Dollar: | Statesboro, GA
Real Estate and Accumulated Depreciation [Line Items]
Land	347
Buildings and Improvements	800
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,147
Accumulated Depreciation	129
Family Dollar: | Stockton, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	202
Buildings and Improvements	1,817
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,019
Accumulated Depreciation	250
Family Dollar: | Taft, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	255
Buildings and Improvements	1,422
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,677
Accumulated Depreciation	238
Family Dollar: | Tampa, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	563
Buildings and Improvements	737
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,300
Accumulated Depreciation	121
Family Dollar: | Tampa, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	482
Buildings and Improvements	920
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,402
Accumulated Depreciation	149
Family Dollar: | Terra Bella, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	332
Buildings and Improvements	1,394
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,726
Accumulated Depreciation	215
Family Dollar: | Tuscaloosa, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	534
Buildings and Improvements	817
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,351
Accumulated Depreciation	$ 135